                                  NATIONWIDE(R)
                              VL SEPARATE ACCOUNT-A

                                  ANNUAL REPORT
                                       TO

                                 CONTRACT OWNERS
                                DECEMBER 31, 1998

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

                               FHL-150-P (12/98)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220
                                    [PHOTO]
                               PRESIDENT'S MESSAGE

     We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 1998 annual report of the Nationwide VL Separate Account-A.

     Equity markets again defied the odds in 1998 to tally a fourth straight year of double-digit gains, as measured by the major indices. This surprise came following the breathtaking correction during the third quarter that gave us a broad double-digit retreat. Fixed income investments also provided respectable returns in 1998, supported by the continued low inflationary environment and favorable Federal Reserve actions.

     The performance of the American economy continues strong into 1999. However, we believe the persisting slump in Asia and recent difficulties in Latin America will inevitably take their toll and dampen growth in the United States. This moderation, we think, will be healthy for our economy and get us back to a more sustainable growth level. We look for interest rates to continue within the range of the recent past, and we expect inflation to remain subdued. Moreover, we remain optimistic about long-term prospects for U.S. business activity; holders of financial assets should continue to profit from the anticipated favorable investment climate.

     We are pleased you have chosen our Company to provide the investment products and services to help you meet your retirement savings and financial planning goals.

                              /s/Joseph J. Gasper
                          ---------------------------
                          Joseph J. Gasper, President
                                February 16, 1999

                        NATIONWIDE VL SEPARATE ACCOUNT-A

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 1998

ASSETS:

   Investments at market value:

      American Century VP - American Century VP Advantage (ACVPAdv)
         73,117 shares (cost $387,261)....................................                $    507,433

      American Century VP - American Century VP Balanced (ACVPBal)
         26,320 shares (cost $203,864)....................................                     219,511

      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         13,980 shares (cost $110,839)....................................                     126,097

      American Century VP - American Century VP International (ACVPInt)
         7,480 shares (cost $51,409)  ....................................                      56,995

      American Century VP - American Century VP Value (ACVPValue)
         15,487 shares (cost $102,922)....................................                     104,229

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         10,150 shares (cost $278,532)....................................                     315,458

      Dreyfus Stock Index Fund (DryStkIx)
         209,328 shares (cost $6,031,508).................................                   6,807,347

      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         90,733 shares (cost $2,925,226)..................................                   3,276,382

      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         16,078 shares (cost $327,055)....................................                     363,854

      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         121,794 shares (cost $2,805,332).................................                   3,096,002

      Fidelity VIP - Growth Portfolio (FidVIPGr)
         4,482 shares (cost $168,986).....................................                     201,125

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         38,853 shares (cost $426,465)....................................                     447,974

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         41,510 shares (cost $788,922)....................................                     832,268

      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         207,022 shares (cost $3,464,350).................................                   3,759,520

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         13,011 shares (cost $273,524)....................................                     317,999

      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         74,997 shares (cost $1,498,855)..................................                   1,715,939

      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         7,377 shares (cost $56,335)......................................                      44,998

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         85,026 shares (cost $2,057,893)..................................                   2,260,835


      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         96,946 shares (cost $1,132,377)....................................                 1,133,300

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         10,498,485 shares (cost $10,498,485)...............................                10,498,485

      Nationwide SAT - Small Company Fund (NSATSmCo)
         13,038 shares (cost $195,477)......................................                   208,733

      Nationwide SAT - Total Return Fund (NSATTotRe)
         10,090 shares (cost $176,901)......................................                   185,661

      Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
         146,708 shares (cost $1,989,653)...................................                 2,027,510

      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         3,368 shares (cost $73,987)........................................                    88,555

      Neuberger & Berman AMT - Limited Maturity Bond (NBAMTLMat)
         781 shares (cost $12,086)..........................................                    12,753

      Neuberger & Berman AMT - Partner's Portfolio (NBAMTPart)
         161,275 shares (cost $2,902,761)...................................                 3,052,927

      Oppenheimer VAF - Bond Fund (OppBdFd)
         41,079 shares (cost $497,916)......................................                   506,090

      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         99,716 shares (cost $2,076,362)....................................                 2,200,742

      Oppenheimer VAF - Growth Fund (OppGro)
         4,856 shares (cost $154,641).......................................                   178,073

      Oppenheimer VAF - Multiple Stategies Fund (OppMult)
         4,654 shares (cost $77,151)........................................                    79,352

      Strong Opportunity Fund II, Inc. (StOpp2)
         131,567 shares (cost $2,583,131)...................................                 2,857,641

      Strong VIF - Strong Discovery Fund II (StDisc2)
         373 shares (cost $4,038)...........................................                     4,746

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         5,979 shares (cost $54,708)........................................                    52,492

      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         18,923 shares (cost $261,385)......................................                   260,376

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         10,988 shares (cost $122,174)......................................                   120,758

      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         4,982 shares (cost $52,489)........................................                    58,691

      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         94,847 shares (cost $1,339,482)....................................                 1,518,505
                                                                                             ---------

            Total assets....................................................                49,499,356

Accounts payable............................................................                   122,302
                                                                                             ---------
Contract owners' equity.....................................................              $ 49,377,054
                                                                                           ===========

                                                                                                            Annual
Contract owners' equity represented by:                       Units               Unit  Value               Return*
                                                              ------               ----------               -------

Multiple Payment Contracts and Flexible Premium Contracts:
      American Century - Advantage........................       486              $ 18.492009 $      8,987              16%

      American Century - Advantage

        Initial Funding by Depositor (note 1a)............    25,000                19.938436      498,461              17%

      Fidelity VIP - Growth Portfolio.....................     1,569                33.916141       53,214              38%

      Nationwide SAT - Capital Appreciation Fund..........       158                31.669989        5,004              29%

      Nationwide SAT - Government Bond Fund...............       664                18.081576       12,006               8%

      Nationwide SAT - Money Market Fund..................        78                13.319323        1,039               4%

      Nationwide SAT - Total Return Fund..................       499                33.070880       16,502              17%

      Neuberger & Berman - Balanced Portfolio.............       613                20.803745       12,753              11%


Corporate Variable Universal Life Contracts:
(policy years 1 through 4):

      American Century Portfolios, Inc. - Balanced........    18,820                11.626919      218,819              15%

      American Century Portfolios, Inc. -
        Capital Appreciation..............................    14,644                 8.596963      125,894              (3)%

      American Century Portfolios, Inc. -
        International.....................................     4,839                11.765055       56,931              18%

      American Century Portfolios, Inc. - Value...........     9,728                10.691622      104,008               4%

      The Dreyfus Socially Responsible
        Growth Fund, Inc..................................    24,028                13.111780      315,050              29%

      Dreyfus - Stock Index Fund..........................   509,049                13.339484    6,790,451              27%

      Dreyfus - Capital Appreciation Portfolio............   245,320                13.330093    3,270,138              29%

      Dreyfus - Growth and Income Portfolio...............    32,602                11.137968      363,120              11%

      Fidelity VIP - Equity-Income Portfolio..............   267,408                11.555353    3,089,994              11%

      Fidelity VIP - Growth Portfolio.....................     9,901                14.020364      138,816              39%

      Fidelity VIP - High Income Portfolio................    45,265                 9.869575      446,746              (5)%

      Fidelity VIP - Overseas Portfolio...................    76,632                10.841633      830,816              12%

      Fidelity VIP-II - Asset Manager Portfolio...........   318,265                11.787372    3,751,508              14%

      Fidelity VIP-II - Contrafund Portfolio..............    24,074                13.186342      317,448              29%

      Fidelity VIP-III -
        Growth Opportunities Portfolio....................   131,097                13.061294    1,712,296              24%

Morgan Stanley -

      Emerging Markets Debt Portfolio...................       6,562                 6.844561       44,914             (29)%

      Nationwide SAT - Capital Appreciation Fund........     165,868                13.565122    2,250,020              29%

      Nationwide SAT - Government Bond Fund.............      98,753                11.296453    1,115,559               8%

      Nationwide SAT - Money Market Fund................     985,202                10.628993   10,471,705               5%

      Nationwide SAT - Small Company Fund...............      20,994                 9.917667      208,212               0%

      Nationwide SAT - Total Return Fund................      13,948                12.096435      168,721              17%

      Neuberger & Berman - Growth Portfolio.............       7,607                11.567509       87,994              15%

      Neuberger & Berman -
        Limited Maturity Bond Portfolio.................     191,330                10.566217    2,021,634               4%

      Neuberger & Berman - Partners Portfolio...........     288,166                10.569546    3,045,784               4%

      Oppenheimer - Bond Fund...........................      45,668                11.060180      505,096               6%

      Oppenheimer - Global Securities Fund..............     190,998                11.498009    2,196,097              13%

      Oppenheimer - Growth Fund.........................      14,424                12.324954      177,775              23%

      Oppenheimer - Multiple Strategies Fund............       7,326                10.801052       79,129               6%

      Strong - Opportunity Fund II......................     249,437                11.434594    2,852,211              13%

      Strong VIP - Strong Discovery Fund II.............         465                10.200413        4,743               7%

      Strong VIP - International Stock Fund II..........       6,409                 8.175124       52,394              (5)%

      Van Kampen American Capital LIT
        Real Estate Securities Fund.....................      27,181                 9.560744      259,871             (12)%

      Warburg Pincus Trust International

        Equity Portfolio................................      13,041                 9.241653      120,520               5%

      Warburg Pincus Trust Post Venture

        Capital Portfolio...............................       5,675                10.325823       58,599               6%

      Warburg Pincus Trust Small Company

        Growth Portfolio................................     154,150                 9.835063    1,516,075              (3)%
                                                             =======                 ========    ---------
                                                                                              $ 49,377,054
                                                                                                ==========


* The annual return does not include contract charges satisfied by surrendering units.








See accompanying notes to financial statements.

                                                 NATIONWIDE VL SEPARATE ACCOUNT-A
                                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                            YEARS ENDED DECEMBER 31, 1998, 1997, 1996

                                                       TOTAL                                           ACVPADV
                                   ---------------------------------------------    ----------------------------------------------
                                        1998            1997            1996             1998            1997            1996
                                   -------------   -------------   -------------    -------------   -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........    $      646,514           8,040          10,646           9,771           5,992            8,663
  Mortality and expense charges
    (note 3)...................          (151,794)           (795)           (722)            (71)           (645)            (587)
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....           494,720           7,245           9,924           9,700           5,347            8,076
                                   --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................        35,415,399          33,699          16,003           1,525             377                -
  Cost of mutual funds sold....       (35,903,585)        (28,831)        (14,209)         (1,311)           (315)               -
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........          (488,186)          4,868           1,794             214              62                -
  Change in unrealized gain (loss)
    on investments.............         3,222,056          29,307           8,266          27,703          22,147            7,086
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments      2,733,870          34,175          10,060          27,917          22,209            7,086
                                   --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....           149,622          23,407          21,139          36,765          21,011           16,600
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........         3,378,212          64,827          41,123          74,382          48,567           31,762
                                   --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............        47,374,274          14,070          24,097           1,158           2,047            2,411
  Transfers between funds......                 -               -               -               -               -                -
  Surrenders...................           (18,421)        (23,075)         (6,042)              -               -               (6)
  Death benefits (note 4)......           (25,069)              -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................            (9,541)         13,620           3,498               -               -                -
  Deductions for surrender charges
    (note 2d)..................                 -          (4,334)              -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........        (1,853,909)         (8,935)        (12,114)         (1,563)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..        45,467,334          (8,654)          9,439            (405)          2,047            2,405
                                   --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............        48,845,546          56,173          50,562          73,977          50,614           34,167
CONTRACT OWNERS' EQUITY BEGINNING
                                          531,508         475,335         424,773         433,471         382,857          348,690
CONTRACT OWNERS' EQUITY            --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................    $   49,377,054         531,508         475,335         507,448         433,471          382,857
                                   ==============  ==============  ==============  ==============   =============   ==============

                                                      ACVPBAL
                                   -----------------------------------------------
                                        1998             1997            1996
                                   --------------   --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........    $            -                -               -
  Mortality and expense charges
    (note 3)...................              (923)               -               -
                                   --------------   --------------  --------------
    Net investment activity....              (923)               -               -
                                   --------------   --------------  --------------

  Proceeds from mutual fund
    shares sold................            96,716                -               -
  Cost of mutual funds sold....           (93,298)               -               -
                                   --------------   --------------  --------------
    Realized gain (loss)
      on investments...........             3,418                -               -
  Change in unrealized gain (loss)
    on investments.............            15,647                -               -
                                   --------------   --------------  --------------
    Net gain (loss) on investments         19,065                -               -
                                   --------------   --------------  --------------
  Reinvested capital gains.....                 -                -               -
                                   --------------   --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........            18,142                -               -
                                   --------------   --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............           267,848                -               -
  Transfers between funds......           (55,648)               -               -
  Surrenders...................                 -                -               -
  Death benefits (note 4)......                 -                -               -
  Policy loans (net of repayments)
    (note 5)...................                 -                -               -
  Deductions for surrender charges
    (note 2d)..................                 -                -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........           (11,523)               -               -
                                   --------------   --------------  --------------
      Net equity transactions..           200,677                -               -
                                   --------------   --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............           218,819                -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                 -                -               -
CONTRACT OWNERS' EQUITY            --------------   --------------  --------------
  END OF PERIOD................    $      218,819                -               -
                                   ==============   ==============  ==============


                                                 NATIONWIDE VL SEPARATE ACCOUNT-A
                                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                            YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                     ACVPCAPAP                                         ACVPINT

                                  ---------------------------------------------    ----------------------------------------------
                                     1998            1997            1996             1998            1997            1996
                                  -------------   -------------   -------------    -------------   -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........   $            -               -               -               -               -                -
  Mortality and expense charges
    (note 3)...................             (422)              -               -            (134)              -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....             (422)              -               -            (134)              -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................          279,714               -               -         126,140               -                -
  Cost of mutual funds sold....         (276,016)              -               -        (131,696)              -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........            3,698               -               -          (5,556)              -                -
  Change in unrealized gain (loss)
    on investments.............           15,258               -               -           5,586               -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments        18,956               -               -              30               -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....              130               -               -               -               -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........           18,664               -               -            (104)              -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............          336,228               -               -          24,566               -                -
  Transfers between funds......         (223,889)              -               -          34,693               -                -
  Surrenders...................                -               -               -               -               -                -
  Death benefits (note 4)......                -               -               -            (550)              -                -
  Policy loans (net of repayments)
    (note 5)...................                -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................                -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........           (5,109)              -               -          (1,674)              -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..          107,230               -               -          57,035               -                -
                                  --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............          125,894               -               -          56,931               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                -               -               -               -               -                -
CONTRACT OWNERS' EQUITY           --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................   $      125,894               -               -          56,931               -                -
                                  ==============  ==============  ==============  ==============   =============   ==============


                                                     ACVPVALUE
                                  ----------------------------------------------
                                       1998            1997            1996
                                  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........   $           16               -               -
  Mortality and expense charges
    (note 3)...................             (294)              -               -
                                  --------------  --------------  --------------
    Net investment activity....             (278)              -               -
                                  --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................            6,438               -               -
  Cost of mutual funds sold....           (7,114)              -               -
                                  --------------  --------------  --------------
    Realized gain (loss)
      on investments...........             (676)              -               -
  Change in unrealized gain (loss)
    on investments.............            1,306               -               -
                                  --------------  --------------  --------------
    Net gain (loss) on investments           630               -               -
                                  --------------  --------------  --------------
  Reinvested capital gains.....              184               -               -
                                  --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........              536               -               -
                                  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............          114,633               -               -
  Transfers between funds......           (6,576)              -               -
  Surrenders...................                -               -               -
  Death benefits (note 4)......                -               -               -
  Policy loans (net of repayments)
    (note 5)...................                -               -               -
  Deductions for surrender charges
    (note 2d)..................                -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........           (4,585)              -               -
                                  --------------  --------------  --------------
      Net equity transactions..          103,472               -               -
                                  --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............          104,008               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                -               -               -
CONTRACT OWNERS' EQUITY           --------------  --------------  --------------
  END OF PERIOD................   $
                                         104,008               -               -
                                  ==============  ==============  ==============


                                                                     (Continued)

                                      9

                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996

                                                   DRYSRGRO                                         DRYSTKIX
                                 ----------------------------------------------  -----------------------------------------------
                                      1998            1997            1996             1998            1997            1996
                                 --------------  -------------   -------------   -------------    -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $          484               -               -          50,776               -                -
  Mortality and expense charges
    (note 3)...................            (754)              -               -         (18,196)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....            (270)              -               -          32,580               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................           6,526               -               -         435,823               -                -
  Cost of mutual funds sold....          (6,519)              -               -        (441,804)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........               7               -               -          (5,981)              -                -
  Change in unrealized gain (loss)
    on investments.............          36,926               -               -         775,840               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments       36,933               -               -         769,859               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....          10,865               -               -           9,613               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........          47,528               -               -         812,052               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         179,953               -               -       2,697,202               -                -
  Transfers between funds......          98,530               -               -       3,507,438               -                -
  Surrenders...................               -               -               -               -               -                -
  Death benefits (note 4)......               -               -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (10,961)              -               -        (226,241)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..         267,522               -               -       5,978,399               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         315,050               -               -       6,790,451               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -               -               -                -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $      315,050               -               -       6,790,451               -                -
                                 ==============  ==============  ==============  ==============   =============   ==============
                                                  DRYCAPAP
                                 ---------------------------------------------
                                      1998            1997            1996
                                 -------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........         17,678               -               -
  Mortality and expense charges
    (note 3)...................         (8,408)              -               -
                                 -------------  --------------  --------------
    Net investment activity....          9,270               -               -
                                 -------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................         56,858               -               -
  Cost of mutual funds sold....        (58,027)              -               -
                                 -------------  --------------  --------------
    Realized gain (loss)
      on investments...........         (1,169)              -               -
  Change in unrealized gain (loss)
    on investments.............        351,157               -               -
                                --------------  --------------  --------------
    Net gain (loss) on investments     349,988               -               -
                                 -------------  --------------  --------------
  Reinvested capital gains.....              2               -               -
                                 -------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........        359,260               -               -
                                 -------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............      1,389,597               -               -
  Transfers between funds......      1,576,343               -               -
  Surrenders...................              -               -               -
  Death benefits (note 4)......              -               -               -
  Policy loans (net of repayments)
    (note 5)...................              -               -               -
  Deductions for surrender charges
    (note 2d).................               -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........        (55,062)              -               -
                                --------------  --------------  --------------
      Net equity transactions..      2,910,878               -               -
                                --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............      3,270,138               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD...................               -               -               -
CONTRACT OWNERS' EQUITY         --------------  --------------  --------------
  END OF PERIOD................ $    3,270,138               -               -
                                ==============  ==============  ==============

                                                 NATIONWIDE VL SEPARATE ACCOUNT-A
                                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                            YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                   DRYGRINC                                         FIDVIPEI
                                 ---------------------------------------------    ---------------------------------------------
                                     1998            1997            1996             1998            1997            1996
                                 -------------   -------------   -------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $        1,650               -               -               -               -                -
  Mortality and expense charges
    (note 3)...................            (866)              -               -          (7,345)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....             784               -               -          (7,345)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................           5,500               -               -         873,277               -                -
  Cost of mutual funds sold....          (6,178)              -               -        (900,730)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........            (678)              -               -         (27,453)              -                -
  Change in unrealized gain (loss)
    on investments.............          36,799               -               -         290,670               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments       36,121               -               -         263,217               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....              96               -               -               -               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........          37,001               -               -         255,872               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         339,972               -               -       1,561,165               -                -
  Transfers between funds......          (1,551)              -               -       1,354,321               -                -
  Surrenders...................               -               -               -               -               -                -
  Death benefits (note 4)......               -               -               -          (3,754)              -                -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (12,302)              -               -         (77,610)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..         326,119               -               -       2,834,122               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         363,120               -               -       3,089,994               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD.....................              -               -               -               -               -                -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $      363,120               -               -       3,089,994               -                -
                                 ==============  ==============  ==============  ==============   =============   ==============


                                                   FIDVIPGR
                                 ----------------------------------------------
                                       1998           1997            1996
                                 --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $          217             249              97
  Mortality and expense charges
    (note 3)...................            (827)            (65)            (60)
                                 --------------  --------------  --------------
    Net investment activity....            (610)            184              37
                                 --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................          40,958           9,806           4,688
  Cost of mutual funds sold....         (28,248)         (6,287)         (3,562)
                                 --------------  --------------  --------------
    Realized gain (loss)
      on investments...........          12,710           3,519           1,126
  Change in unrealized gain (loss)
    on investments.............          18,980           3,665           1,552
                                 --------------  --------------  --------------
    Net gain (loss) on investments         31,690           7,184           2,678
                                 --------------  --------------  --------------
  Reinvested capital gains.....           5,679           1,112           2,450
                                 --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........          36,759           8,480           5,165
                                 --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............          90,635           3,392           5,481
  Transfers between funds......          31,354            (117)              -
  Surrenders...................               -         (10,177)         (2,960)
  Death benefits (note 4)......               -               -               -
  Policy loans (net of repayments)
    (note 5)...................             546           3,798            (724)
  Deductions for surrender charges
    (note 2d)..................               -          (1,911)              -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........          (9,764)         (1,302)         (1,828)
                                 --------------  --------------  --------------
      Net equity transactions..         112,771          (6,317)            (31)
                                 --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         149,530           2,163           5,134
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD.....................         42,500          40,337          35,203
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------
  END OF PERIOD................  $      192,030          42,500          40,337
                                 ==============  ==============  ==============

                                                                     (Continued)



                                                 NATIONWIDE VL SEPARATE ACCOUNT-A
                                 STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                            YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                   FIDVIPHI                                         FIDVIPOV
                                 ---------------------------------------------   ----------------------------------------------
                                     1998            1997            1996             1998            1997            1996
                                 --------------  -------------   -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $            -               -               -               -               -                -
  Mortality and expense charges
    (note 3)...................          (1,101)              -               -          (2,118)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....          (1,101)              -               -          (2,118)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................       1,614,239               -               -           8,873               -                -
  Cost of mutual funds sold....      (1,742,660)              -               -          (9,390)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........        (128,421)              -               -            (517)              -                -
  Change in unrealized gain (loss)
    on investments.............          21,509               -               -          43,345               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments     (106,912)              -               -          42,828               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....               -               -               -               -               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........        (108,013)              -               -          40,710               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         371,525               -               -         555,121               -                -
  Transfers between funds......         209,922               -               -         249,878               -                -
  Surrenders...................               -               -               -               -               -                -
  Death benefits (note 4)......          (3,869)              -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (22,819)              -               -         (14,893)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..         554,759               -               -         790,106               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         446,746               -               -         830,816               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -               -               -                -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $      446,746               -               -         830,816               -                -
                                 ==============  ==============  ==============  ==============   =============   ==============

                                                   FIDVIPAM
                                 ---------------------------------------------
                                     1998            1997            1996
                                 -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $            -               -               -
  Mortality and expense charges
    (note 3)...................          (9,891)              -               -
                                 --------------  --------------  --------------
    Net investment activity....          (9,891)              -               -
                                 --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................         163,186               -               -
  Cost of mutual funds sold....        (167,191)              -               -
                                 --------------  --------------  --------------
    Realized gain (loss)
      on investments...........          (4,005)              -               -
  Change in unrealized gain (loss)
    on investments.............         295,169               -               -
                                 --------------  --------------  --------------
    Net gain (loss) on investments      291,164               -               -
                                 --------------  --------------  --------------
  Reinvested capital gains.....               -               -               -
                                 --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........         281,273               -               -
                                 --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............       1,469,777               -               -
  Transfers between funds......       2,083,152               -               -
  Surrenders...................               -               -               -
  Death benefits (note 4)......               -               -               -
  Policy loans (net of repayments)
    (note 5)...................                 -               -               -
  Deductions for surrender charges
    (note 2d)..................                 -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (82,694)              -               -
                                 --------------  --------------  --------------
      Net equity transactions..       3,470,235               -               -
                                 --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............       3,751,508               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------
  END OF PERIOD................  $    3,751,508               -               -
                                 ==============  ==============  ==============




                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                   FIDVIPCON                                       FIDVIPGROP
                                 ---------------------------------------------   ----------------------------------------------
                                     1998            1997            1996             1998            1997            1996
                                 -------------   -------------   -------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $            -               -               -               -               -                -
  Mortality and expense charges
    (note 3)...................            (834)              -               -          (4,084)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....            (834)              -               -          (4,084)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................          11,580               -               -           8,736               -                -
  Cost of mutual funds sold....         (11,300)              -               -          (8,768)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........             280               -               -             (32)              -                -
  Change in unrealized gain (loss)
    on investments.............          44,475               -               -         217,085               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments       44,755               -               -         217,053               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....               -               -               -               -               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........          43,921               -               -         212,969               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         227,675               -               -         496,204               -                -
  Transfers between funds......          54,742               -               -       1,030,094               -                -
  Surrenders...................               -               -               -               -               -                -
  Death benefits (note 4)......               -               -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........          (8,890)              -               -         (26,971)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..         273,527               -               -       1,499,327               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         317,448               -               -       1,712,296               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -               -               -                -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $      317,448               -               -       1,712,296               -                -
                                 ==============  ==============  ==============  ==============   =============   ==============

                                                   MSEMMKT
                                 ---------------------------------------------
                                      1998            1997            1996
                                 -------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........          4,872               -               -
  Mortality and expense charges
    (note 3)...................           (120)              -               -
                                 -------------  --------------  --------------
    Net investment activity....          4,752               -               -
                                 -------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................          6,713               -               -
  Cost of mutual funds sold....         (7,026)              -               -
                                 -------------  --------------  --------------
    Realized gain (loss)
      on investments...........           (313)              -               -
  Change in unrealized gain (loss)
    on investments.............        (11,337)              -               -
                                 -------------  --------------  --------------
    Net gain (loss) on investments     (11,650)              -               -
                                 -------------  --------------  --------------
  Reinvested capital gains.....              -               -               -
                                 -------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........         (6,898)              -               -
                                 -------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         56,550               -               -
  Transfers between funds......         (2,968)              -               -
  Surrenders...................              -               -               -
  Death benefits (note 4)......              -               -               -
  Policy loans (net of repayments)
    (note 5)...................              -               -               -
  Deductions for surrender charge
    (note 2d)..................              -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (1,770)              -               -
                                 -------------  --------------  --------------
      Net equity transactions..         51,812               -               -
                                 -------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         44,914               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................              -               -               -
CONTRACT OWNERS' EQUITY          -------------  --------------  --------------
  END OF PERIOD................  $      44,914               -               -
                                 ==============  ==============  ==============



                                                                     (Continued)

                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                   NSATCAPAP                                        NSATGVTBD
                                 ----------------------------------------------  ----------------------------------------------
                                      1998             1997            1996           1998             1997            1996
                                 --------------  --------------  --------------  -------------    -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $        9,739              37              21          37,511             827              991
  Mortality and expense charges
    (note 3)...................          (6,021)             (8)             (2)         (3,182)            (25)             (26)
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....           3,718              29              19          34,329             802              965
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................         212,711              97             194       1,076,570           7,321            1,316
  Cost of mutual funds sold....        (219,787)            (55)           (138)     (1,071,059)         (6,800)          (1,277)
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........          (7,076)             42              56           5,511             521               39
  Change in unrealized gain (loss)
    on investments.............         202,050             472             205             433             (59)            (447)
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments      194,974             514             261           5,944             462             (408)
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....          62,464             192              45           5,369               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........         261,156             735             325          45,642           1,264              557
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         378,599             181             224         437,723           2,913            6,917
  Transfers between funds......       1,683,884           6,557               -         685,162            (592)               -
  Surrenders...................               -               -              (7)              -          (7,742)             (31)
  Death benefits (note 4)......               -               -               -          (4,142)              -                -
  Policy loans (net of repayments)
    (note 5)...................          (5,169)             38            (162)              -           3,686              (67)
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -          (1,454)               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (72,485)              -               -         (50,895)         (1,414)          (4,512)
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..       1,984,829           6,776              55       1,067,848          (4,603)           2,307
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............       2,245,985           7,511             380       1,113,490          (3,339)           2,864
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................           9,039           1,528           1,148          14,075          17,414           14,550
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $    2,255,024           9,039           1,528       1,127,565          14,075           17,414
                                 ==============  ==============  ==============  ==============   =============   ==============
                                                   NSATMYMKT
                                 ----------------------------------------------
                                      1998            1997            1996
                                 --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $      504,998             547             374
  Mortality and expense charges
    (note 3)...................         (51,084)             (9)            (10)
                                 --------------  --------------  --------------
    Net investment activity....         453,914             538             364
                                 --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................      26,194,791          11,959           4,261
  Cost of mutual funds sold....     (26,194,791)        (11,959)         (4,261)
                                 --------------  --------------  --------------
    Realized gain (loss)
      on investments...........               -               -               -
  Change in unrealized gain (loss)
    on investments.............               -               -               -
                                 --------------  --------------  --------------
    Net gain (loss) on investments            -               -               -
                                 --------------  --------------  --------------
  Reinvested capital gains.....               -               -               -
                                 --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........         453,914             538             364
                                 --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............      31,739,658             482           4,753
  Transfers between funds......     (20,876,682)        (10,338)              -
  Surrenders...................         (18,421)              -               -
  Death benefits (note 4)......               -               -               -
  Policy loans (net of repayments)
    (note 5)...................               -           2,385           4,827
  Deductions for surrender charges
    (note 2d)..................               -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........        (826,847)         (2,144)         (1,666)
                                 --------------  --------------  --------------
      Net equity transactions..      10,017,708          (9,615)          7,914
                                 --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............      10,471,622          (9,077)          8,278
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................           1,122          10,199           1,921
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------
  END OF PERIOD................  $   10,472,744           1,122          10,199
                                 ==============  ==============  ==============


                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                   NSATSMCO                                         NSATTOTRE
                                 ---------------------------------------------    ----------------------------------------------
                                     1998            1997            1996             1998            1997            1996
                                 -------------   -------------   -------------    -------------   -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $            -               -               -           1,289             213              210
  Mortality and expense charges
    (note 3)...................            (667)              -               -            (663)            (25)             (18)
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....            (667)              -               -             626             188              192
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................         541,453               -               -         899,768             955            2,697
  Cost of mutual funds sold....        (577,428)              -               -        (917,792)           (635)          (2,201)
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........         (35,975)              -               -         (18,024)            320              496
  Change in unrealized gain (loss)
    on investments.............          13,257               -               -           4,285           2,249            1,047
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments      (22,718)              -               -         (13,739)          2,569            1,543
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....               -               -               -           7,210             642              431
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........         (23,385)              -               -          (5,903)          3,399            2,166
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............          64,219               -               -          53,247           3,373            3,930
  Transfers between funds......         179,980               -               -         140,892           5,847                -
  Surrenders...................               -               -               -               -               -           (1,618)
  Death benefits (note 4)......          (2,309)              -               -          (3,805)              -                -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -          (4,918)             10              (92)
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (10,293)              -               -         (14,505)         (3,914)          (3,947)
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..         231,597               -               -         170,911           5,316           (1,727)
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         208,212               -               -         165,008           8,715              439
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -          20,215          11,500           11,061
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $      208,212               -               -         185,223          20,215           11,500
                                 ==============  ==============  ==============  ==============   =============   ==============
                                                    NBAMTBAL
                                 ----------------------------------------------
                                       1998            1997            1996
                                 --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $          266             175             290
  Mortality and expense charges
    (note 3)...................            (101)            (18)            (19)
                                 --------------  --------------  --------------
    Net investment activity....             165             157             271
                                 --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................             746           3,184           2,847
  Cost of mutual funds sold....            (705)         (2,780)         (2,770)
                                 --------------  --------------  --------------
    Realized gain (loss)
      on investments...........              41             404              77
  Change in unrealized gain (loss)
    on investments.............            (667)            833          (1,177)
                                 --------------  --------------  --------------
    Net gain (loss) on investments         (626)          1,237          (1,100)
                                 --------------  --------------  --------------
  Reinvested capital gains.....           1,868             450           1,613
                                 --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........           1,407           1,844             784
                                 --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............             962           1,682             381
  Transfers between funds......               -          (1,357)              -
  Surrenders...................               -          (5,156)         (1,420)
  Death benefits (note 4)......               -               -               -
  Policy loans (net of repayments)
    (note 5)...................               -           3,703            (284)
  Deductions for surrender charges
    (note 2d)..................               -            (969)              -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........            (702)           (161)           (161)
                                 --------------  --------------  --------------
      Net equity transactions..             260          (2,258)         (1,484)
                                 --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............           1,667            (414)           (700)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................          11,086          11,500          12,200
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------
  END OF PERIOD................  $       12,753          11,086          11,500
                                 ==============  ==============  ==============

                                                                     (Continued)


                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                   NBAMTGRO                                         NBAMTLMAT
                                 ---------------------------------------------    ---------------------------------------------
                                      1998            1997            1996             1998            1997            1996
                                 -------------   -------------   -------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $            -               -               -               -               -                -
  Mortality and expense charges
    (note 3)...................            (213)              -               -          (6,625)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....            (213)              -               -          (6,625)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................         451,671               -               -         600,881               -                -
  Cost of mutual funds sold....        (589,586)              -               -        (594,456)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........        (137,915)              -               -           6,425               -                -
  Change in unrealized gain (loss)
    on investments.............          14,568               -               -          37,857               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments     (123,347)              -               -          44,282               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....               -               -               -               -               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........        (123,560)              -               -          37,657               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         179,067               -               -       1,297,068               -                -
  Transfers between funds......          39,299               -               -         777,381               -                -
  Surrenders...................               -               -               -               -               -                -
  Death benefits (note 4)......               -               -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........          (6,812)              -               -         (90,472)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..         211,554               -               -       1,983,977               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............          87,994               -               -       2,021,634               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -               -               -                -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $       87,994               -               -       2,021,634               -                -
                                 ==============  ==============  ==============  ==============   =============   ==============

                                                   NBAMTPART
                                 ----------------------------------------------
                                       1998            1997            1996
                                 --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $           96               -               -
  Mortality and expense charges
    (note 3)...................          (7,845)              -               -
                                 --------------  --------------  --------------
    Net investment activity....          (7,749)              -               -
                                 --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................         502,461               -               -
  Cost of mutual funds sold....        (576,869)              -               -
                                 --------------  --------------  --------------
    Realized gain (loss)
      on investments...........         (74,408)              -               -
  Change in unrealized gain (loss)
    on investments.............         150,166               -               -
                                 --------------  --------------  --------------
    Net gain (loss) on investment        75,758               -               -
                                 --------------  --------------  --------------
  Reinvested capital gains.....           3,026               -               -
                                 --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........          71,035               -               -
                                 --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         167,059               -               -
  Transfers between funds......       2,868,038               -               -
  Surrenders...................               -               -               -
  Death benefits (note 4)......          (1,910)              -               -
  Policy loans (net of repayments)
    (note 5)...................               -                              --
  Deductions for surrender charges
    (note 2d)..................               -                              --
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (58,438)                             --
                                 --------------  --------------  --------------
      Net equity transactions..       2,974,749                              --
                                 --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............       3,045,784                              --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -                              --
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------
  END OF PERIOD................  $    3,045,784                              --
                                 ==============  ==============  ==============




                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                    OPPBDFD                                         OPPGLSEC
                                 ---------------------------------------------    ---------------------------------------------
                                     1998            1997            1996             1998            1997            1996
                                 -------------   -------------   -------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $          322               -               -             307               -                -
  Mortality and expense charges
    (note 3)...................          (1,236)              -               -          (5,205)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....            (914)              -               -          (4,898)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................           9,221               -               -           6,335               -                -
  Cost of mutual funds sold....          (9,205)              -               -          (7,203)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........              16               -               -            (868)              -                -
  Change in unrealized gain (loss)
    on investments.............           8,173               -               -         124,381               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments        8,189               -               -         123,513               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....             291               -               -           1,156               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........           7,566               -               -         119,771               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         478,200               -               -             735               -                -
  Transfers between funds......          37,657               -               -       2,090,084               -                -
  Surrenders...................               -               -               -               -               -                -
  Death benefits (note 4)......               -               -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................               -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........         (18,327)              -               -         (14,493)              -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..         497,530               -               -       2,076,326               -                -
                                 --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         505,096               -               -       2,196,097               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -               -               -                -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------  --------------   -------------   --------------
  END OF PERIOD................  $      505,096               -               -       2,196,097               -                -
                                 ==============  ==============  ==============  ==============   =============   ==============

                                                     OPPGRO
                                 ---------------------------------------------
                                      1998            1997            1996
                                 -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........  $          100               -               -
  Mortality and expense charges
    (note 3)...................            (463)              -               -
                                 --------------  --------------  --------------
    Net investment activity....            (363)              -               -
                                 --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................          11,617               -               -
  Cost of mutual funds sold....         (12,143)              -               -
                                 --------------  --------------  --------------
    Realized gain (loss)
      on investments...........            (526)              -               -
  Change in unrealized gain (loss)
    on investments.............          23,432               -               -
                                 --------------  --------------  --------------
    Net gain (loss) on investments       22,906               -               -
                                 --------------  --------------  --------------
  Reinvested capital gains.....           1,201               -               -
                                 --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........          23,744               -               -
                                 --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............         132,607               -               -
  Transfers between funds......          29,263               -               -
  Surrenders...................               -               -               -
  Death benefits (note 4)......               -               -               -
  Policy loans (net of repayments)
    (note 5)...................               -               -               -
  Deductions for surrender charges
    (note 2d)..................               -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........          (7,839)              -               -
                                 --------------  --------------  --------------
      Net equity transactions..         154,031               -               -
                                 --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............         177,775               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................               -               -               -
CONTRACT OWNERS' EQUITY          --------------  --------------  --------------
  END OF PERIOD................  $      177,775               -               -
                                 ==============  ==============  ==============

                                                                     (Continued)

                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996

                                                    OPPMULT                                          STOPP2
                                   ---------------------------------------------    ---------------------------------------------
                                        1998            1997            1996             1998            1997            1996
                                   -------------   -------------   -------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........    $            -               -               -           5,700               -                -
  Mortality and expense charges
    (note 3)...................              (219)              -               -          (6,774)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....              (219)              -               -          (1,074)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................            10,181               -               -          20,340               -                -
  Cost of mutual funds sold....           (10,741)              -               -         (24,221)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........              (560)              -               -          (3,881)              -                -
  Change in unrealized gain (loss)
    on investments.............             2,201               -               -         274,510               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments          1,641               -               -         270,629               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....                 -               -               -           3,397               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........             1,422               -               -         272,952               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............            11,946               -               -         867,064               -                -
  Transfers between funds......            68,612               -               -       1,764,409               -                -
  Surrenders...................                 -               -               -               -               -                -
  Death benefits (note 4)......                 -               -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................                 -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................                 -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........            (2,851)              -               -         (52,214)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..            77,707               -               -       2,579,259               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............            79,129               -               -       2,852,211               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                 -               -               -               -               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................    $       79,129               -               -       2,852,211               -                -
                                   ==============  ==============  ==============  ==============   =============   ==============
                                                    STDISC2
                                   ----------------------------------------------
                                         1998            1997            1996
                                   --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........    $            -               -               -
  Mortality and expense charges
    (note 3)...................               (11)              -               -
                                   --------------  --------------  --------------
    Net investment activity....               (11)              -               -
                                   --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                96               -               -
  Cost of mutual funds sold....               (92)              -               -
                                   --------------  --------------  --------------
    Realized gain (loss)
      on investments...........                 4               -               -
  Change in unrealized gain (loss)
    on investments.............               708               -               -
                                   --------------  --------------  --------------
    Net gain (loss) on investments            712               -               -
                                   --------------  --------------  --------------
  Reinvested capital gains.....                 -               -               -
                                   --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........               701               -               -
                                   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............             3,013               -               -
  Transfers between funds......             1,244               -               -
  Surrenders...................                 -               -               -
  Death benefits (note 4)......                 -               -               -
  Policy loans (net of repayments)
    (note 5)...................                 -               -               -
  Deductions for surrender charges
    (note 2d)..................                 -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........              (215)              -               -
                                   --------------  --------------  --------------
      Net equity transactions..             4,042               -               -
                                   --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............             4,743               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                 -               -               -
                                   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................    $        4,743               -               -
                                   ==============  ==============  ==============

                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996

                                                    STINTSTK2                                          VWBF
                                    ---------------------------------------------   ----------------------------------------------
                                        1998            1997            1996             1998            1997            1996
                                    --------------  --------------  -------------   -------------    -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........     $           94               -               -               -               -                -
  Mortality and expense charges
    (note 3)...................               (138)              -               -               -               -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....                (44)              -               -               -               -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................              2,255               -               -         635,332               -                -
  Cost of mutual funds sold....             (2,481)              -               -        (637,007)              -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........               (226)              -               -          (1,675)              -                -
  Change in unrealized gain (loss)
    on investments.............             (2,215)              -               -               -               -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments          (2,441)              -               -          (1,675)              -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....                  -               -               -               -               -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........             (2,485)              -               -          (1,675)              -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............             58,646               -               -           2,790               -                -
  Transfers between funds......             (1,770)              -               -           5,627               -                -
  Surrenders...................                  -               -               -               -               -                -
  Death benefits (note 4)......                  -               -               -          (2,734)              -                -
  Policy loans (net of repayments)
    (note 5)...................                  -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................                  -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........             (1,997)              -               -          (4,008)              -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..             54,879               -               -           1,675               -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............             52,394               -               -               -               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                  -               -               -               -               -                -
                                    --------------  --------------  --------------  --------------   -------------   --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................     $       52,394               -               -               -               -                -
                                    ==============  ==============  ==============  ==============   =============   ==============
                                                        VWEM
                                    ----------------------------------------------
                                         1998            1997            1996
                                    --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........     $            -               -               -
  Mortality and expense charges
    (note 3)...................                  -               -               -
                                    --------------  --------------  --------------
    Net investment activity....                  -               -               -
                                    --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................            214,660               -               -
  Cost of mutual funds sold....           (233,229)              -               -
                                    --------------  --------------  --------------
    Realized gain (loss)
      on investments...........            (18,569)              -               -
  Change in unrealized gain (loss)
    on investments.............                  -               -               -
                                    --------------  --------------  --------------
    Net gain (loss) on investments         (18,569)              -               -
                                    --------------  --------------  --------------
  Reinvested capital gains.....                  -               -               -
                                    --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........            (18,569)              -               -
                                    --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                849               -               -
  Transfers between funds......             25,876               -               -
  Surrenders...................                  -               -               -
  Death benefits (note 4)......               (889)              -               -
  Policy loans (net of repayments)
    (note 5)...................                  -               -               -
  Deductions for surrender charges
    (note 2d)..................                  -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........             (7,267)              -               -
                                    --------------  --------------  --------------
      Net equity transactions..             18,569               -               -
                                    --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............                  -               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                  -               -               -
                                    --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................     $            -               -               -
                                    ==============  ==============  ==============

                                                                     (Continued)

                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996

                                                   VKACRESEC                                         WPINTEQ
                                   ----------------------------------------------    ---------------------------------------------
                                        1998            1997            1996             1998            1997            1996
                                   --------------  --------------  --------------    -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........    $           31               -               -             597               -                -
  Mortality and expense charges
    (note 3)...................              (673)              -               -            (322)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net investment activity....              (642)              -               -             275               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................             9,973               -               -           6,992               -                -
  Cost of mutual funds sold....           (11,122)              -               -          (7,479)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Realized gain (loss)
      on investments...........            (1,149)              -               -            (487)              -                -
  Change in unrealized gain (loss)
    on investments.............            (1,009)              -               -          (1,416)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
    Net gain (loss) on investments         (2,158)              -               -          (1,903)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
  Reinvested capital gains.....               306               -               -               -               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........            (2,494)              -               -          (1,628)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............           274,090               -               -         133,214               -                -
  Transfers between funds......            (1,813)              -               -          (6,311)              -                -
  Surrenders...................                 -               -               -               -               -                -
  Death benefits (note 4)......                 -               -               -               -               -                -
  Policy loans (net of repayments)
    (note 5)...................                 -               -               -               -               -                -
  Deductions for surrender charges
    (note 2d)..................                 -               -               -               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........            (9,912)              -               -          (4,755)              -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
      Net equity transactions..           262,365               -               -         122,148               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............           259,871               -               -         120,520               -                -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                 -               -               -               -               -                -
                                   --------------  --------------  --------------  --------------   -------------   --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................    $      259,871               -               -         120,520               -                -
                                   ==============  ==============  ==============  ==============   =============   ==============


                                                   WPPVENCAP
                                    ---------------------------------------------
                                         1998           1997            1996
                                    -------------- --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........    $            -               -               -
  Mortality and expense charges
    (note 3)...................              (150)              -               -
                                   --------------  --------------  --------------
    Net investment activity....              (150)              -               -
                                   --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................             1,920               -               -
  Cost of mutual funds sold....            (2,142)              -               -
                                   --------------  --------------  --------------
    Realized gain (loss)
      on investments...........              (222)              -               -
  Change in unrealized gain (loss)
    on investments.............             6,202               -               -
                                   --------------  --------------  --------------
    Net gain (loss) on investments          5,980               -               -
                                   --------------  --------------  --------------
  Reinvested capital gains.....                 -               -               -
                                   --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........             5,830               -               -
                                   --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............            40,664               -               -
  Transfers between funds......            13,590               -               -
  Surrenders...................                 -               -               -
  Death benefits (note 4)......                 -               -               -
  Policy loans (net of repayments)
    (note 5)...................                 -               -               -
  Deductions for surrender charges
    (note 2d)..................                 -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........            (1,485)              -               -
                                   --------------  --------------  --------------
      Net equity transactions..            52,769               -               -
                                   --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............            58,599               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                 -               -               -
                                   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................    $       58,599               -               -
                                   ==============  ==============  ==============

                                             NATIONWIDE VL SEPARATE ACCOUNT-A
                              STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                                         YEARS ENDED DECEMBER 31, 1998, 1997, 1996


                                                   WPSMCOGR
                                   ----------------------------------------------
                                        1998            1997            1996
                                    -------------   --------------  -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........     $            -               -               -
  Mortality and expense charges
    (note 3)...................             (3,814)              -               -
                                    --------------  --------------  --------------
    Net investment activity....             (3,814)              -               -
                                    --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................            262,623               -               -
  Cost of mutual funds sold....           (306,771)              -               -
                                    --------------  --------------  --------------
    Realized gain (loss)
      on investments...........            (44,148)              -               -
  Change in unrealized gain (loss)
    on investments.............            179,022               -               -
                                    --------------  --------------  --------------
    Net gain (loss) on investments         134,874               -               -
                                    --------------  --------------  --------------
  Reinvested capital gains.....                  -               -               -
                                    --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........            131,060               -               -
                                    --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............            873,045               -               -
  Transfers between funds......            535,743               -               -
  Surrenders...................                  -               -               -
  Death benefits (note 4)......             (1,107)              -               -
  Policy loans (net of repayments)
    (note 5)...................                  -               -               -
  Deductions for surrender charges
    (note 2d)..................                  -               -               -
  Redemptions to pay cost of
    insurance charges and
    administrative charges
    (notes 2b and 2c)..........            (22,666)              -               -
                                    --------------  --------------  --------------
      Net equity transactions..          1,385,015               -               -
                                    --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............          1,516,075               -               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD....................                  -               -               -
                                    --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................     $    1,516,075               -               -
                                    ==============  ==============  ==============


See accompanying notes to financial statements.

                        NATIONWIDE VL SEPARATE ACCOUNT-A

                          NOTES TO FINANCIAL STATEMENTS

                        December 31, 1998, 1997 and 1996

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) ORGANIZATION AND NATURE OF OPERATIONS

         Nationwide VL Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company (Depositor) transferred to the Account, 50,000 shares of the American Century VP - American Century VP Advantage fund for which the Account was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000.

         The Company offers Single Premium, Multiple Payment, Flexible Premium and Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b) THE CONTRACTS

         Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, have been offered for purchase. Additionally, contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following:

            Portfolios of the American Century Variable Portfolios, Inc.
             (American Century VP);
             American Century VP - American Century VP Advantage (ACVPAdv) American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
             American Century VP - American Century VP Income & Growth
             (ACVPIncGr)
             American Century VP - American Century VP International (ACVPInt) American Century VP - American Century VP Value (ACVPValue)

            The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

            Dreyfus Stock Index Fund (DryStkIx)

            Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
             Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
             Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

            Portfolios of the Fidelity Variable Insurance Products Fund
             (Fidelity VIP);
             Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
             Fidelity VIP - Growth Portfolio (FidVIPGr)
             Fidelity VIP - High Income Portfolio (FidVIPHI)
             Fidelity VIP - Overseas Portfolio (FidVIPOv)

            Portfolios of the Fidelity Variable Insurance Products Fund II
             (Fidelity VIP-II);
             Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
             Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

            Portfolios of the Fidelity Variable Insurance Products Fund III
             (Fidelity VIP-III);
             Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc.
               (Morgan Stanley);Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
               (managed for a fee by an affiliated investment advisor);

                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
               (Neuberger & Berman AMT);
                Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal) Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Limited Maturity Bond (NBAMTLMat) Neuberger & Berman AMT - Partner's Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Bond Fund (OppBdFd)
                Oppenheimer VAF - Global Securities Fund (OppGlSec)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Multiple Strategies Fund (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Hard Assets Fund (VWHA)
                Van Eck WIT - Worldwide Bond Fund (VWBF)
                Van Eck WIT - Worldwide Emerging Markets Fund (VWEM)

     Portfolio of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT);

                Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

              Portfolios of the Warburg Pincus Trust;

               Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap) Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 1998, policy owners have invested in all of the above funds except for American Century VP - American Century VP Income & Growth, Nationwide SAT - Small Cap Value Fund, Neuberger & Berman AMT - Guardian Portfolio, Van Eck WIT - Worldwide Hard Assets Fund, Van Eck WIT - Worldwide Bond Fund, and Van Eck WIT Worldwide Emerging Markets Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar investment options, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) SECURITY VALUATION, TRANSACTIONS AND RELATED INVESTMENT INCOME

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) FEDERAL INCOME TAXES

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) RECLASSIFICATIONS

         Certain 1997 and 1996 amounts have been reclassified to conform with the current period presentation.

(2)  POLICY CHARGES

     (a) DEDUCTIONS FROM PREMIUMS

         For single premium contracts, no deduction is made from any premium at the time of payment.

         On multiple payment contracts and flexible premium contracts, the Company deducts a sales charge not to exceed 3.5% of each premium payment. The Company also deducts a state premium tax charge of 2.5% of all premiums received.

         For corporate flexible premium contracts, the Company deducts a sales charge never to exceed 5.5% during the first seven policy years and 2% thereafter. The Company also deducts a tax expense charge not to exceed 3.5% and a state premium tax charge of 2.25% of all premiums received.

     (b) COST OF INSURANCE

         A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) ADMINISTRATIVE CHARGES

         For multiple payment contracts, the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.
                                       24

          For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

           Purchase payments totaling less than $25,000 - $90/year
           Purchase payments totaling $25,000 or more - $50/year
           The above charges are assessed against each contract by liquidating units.
           No charges were deducted from the initial funding, or from the earnings thereon.

         For corporate flexible premium contracts, the Company deducts a monthly administrative charge of $5 on a current basis and $10 on a guaranteed basis in all policy years.

     (d) SURRENDER CHARGES

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The charge is determined according to contract type.

         For multiple payment contracts and flexible premium contracts, the amount charged is determined based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, declining to 0% after the ninth year.

         For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. The charge is 8.5% in the first year, and declines to 0% after the ninth year.

         For corporate flexible premium contracts, there are no surrender charges.

(3) ASSET CHARGES

     For multiple payment contracts and flexible premium contracts, the Company deducts charges from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges. The charge is equal to an annual rate of .80%, with certain exceptions.

     For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. The charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter. At this time no single premium contracts are in force.

     For corporate flexible premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance charges. This charge is guaranteed not to exceed an annual effective rate of .75%. On a current basis, the annual rate will be .60% during the first through fourth policy years, .40% during the fifth through twentieth policy years, and .25% thereafter.

     The above charges are assessed through the daily unit value calculation. No charges are deducted from the initial funding, or from earnings thereon.

     The following table provides mortality and expense risk charges by contract type for the period ended December 31, 1998:

                                             TOTAL           ACVPAdv          ACVPBal           ACVPCapAp         ACVPint
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $          865                71                -                 -                -
     Corporate Universal
       Variable Life ................         150,929                 -              923               422              134
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $      151,794                71              923               422              134
                                         ============      ============     ============      ============     ============

                                            ACVPValue          DrySRGro         DryStkix          DryCapAp         DryGrinc
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................             294               754           18,196             8,408              866
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          294               754           18,196             8,408              866
                                         ============      ============     ============      ============     ============



                                             FidVIPEI          FidVIPGr         FidVIPHI          FidVIPOv         FidVIPAM
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -               420                -                 -                -
     Corporate Universal
       Variable Life ................           7,345               407            1,101             2,118            9,891
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        7,345               827            1,101             2,118            9,891
                                         ============      ============     ============      ============     ============

                                           FidVIPCon        FidVIPGrOp           MSEmMkt         NSATCapAp        NSATGvtBd
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                40               95
     Corporate Universal
       Variable Life ................             834             4,084              120             5,981            3,087
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          834             4,084              120             6,021            3,182
                                         ============      ============     ============      ============     ============

                                            NSATMyMkt          NSATSmCo        NSATTotRe          NBAMTBal         NBAMTGro
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            8                 -              130               101                -
     Corporate Universal
       Variable Life ................          51,076               667              533                 -              213
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $       51,084               667              663               101              213
                                         ============      ============     ============      ============     ============

                                            NBAMTLMat         NBAMTPart          OppBdFd          OppGlSec           OppGro
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................           6,625             7,845            1,236             5,205              463
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $        6,625             7,845            1,236             5,205              463
                                         ============      ============     ============      ============     ============

                                              OppMult            StOpp2          StDisc2         StIntStk2        VKMSRESec
                                         ------------      ------------     ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -                 -                -
     Corporate Universal
       Variable Life ................             219             6,774               11               138              673
                                         ------------      ------------     ------------      ------------     ------------
         Total.......................  $          219             6,774               11               138              673
                                         ============      ============     ============      ============     ============

                                              WPIntEq         WPPVenCap         WPSMCoGr
                                         ------------      ------------     ------------
     Multiple Payment and
       Flexible Premium..............  $            -                 -                -
     Corporate Universal
       Variable Life ................             322               150            3,814
                                         ------------      ------------     ------------
         Total.......................  $          322               150            3,814
                                         ============      ============     ============

(4)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow up to 90% of a policy's cash surrender value. On each policy anniversary following the initial loan, interest is due and payable to the Company.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(5)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                          Independent Auditors' Report
                          ----------------------------



The Board of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VL Separate Account-A:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VL Separate Account-A as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the three year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide VL Separate Account-A as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 5, 1999

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220


                                                Bulk Rate
                                              U.S. Postage

                                                  PAID

                                             Columbus, Ohio
                                             Permit No. 521



Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company